ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies Abstract
Disclosure of significant accounting policies [text block]
3)    ACCOUNTING POLICIES
The main accounting policies used to prepare the accompanying consolidated financial statements are set out below.
a)Principles of consolidation, business combinations and goodwill
(i)Subsidiaries
Subsidiaries are all entities over which the Atento Group has control. The Atento Group controls an entity when the Atento Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is obtained by the Group, until the Group loses control of the entity.
Intercompany transactions, balances and unrealized gains on transactions between the Atento Group companies are eliminated on consolidation, except the effects arisising from exchange variations that is not eliminated for disclosure purpose. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. All subsidiaries adhere to and consistently comply with the policies adopted by the Atento Group.
Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statements of operations, statement of comprehensive income, statement of changes in equity and financial position.
(ii)Business combinations and goodwill
When the Atento Group acquires a business, it assesses the financial assets acquired and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.
Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognized in the statement of profit or loss in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognized in profit or loss.
Goodwill is initially measured as any excess of the total consideration transferred over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is greater than the total consideration transferred, the difference is recognized in the statements of operations as a gain from a bargain purchase. Goodwill acquired in a business combination is allocated to each cash-generating unit, or group of cash-generating units, which are expected to benefit from the synergies arising in the business combination. Goodwill is not amortized but it is tested for impairment annually or whenever there are certain events or changes in circumstances indicating potential impairment. The carrying amount of the assets allocated to each cash-generating unit is then compared with its recoverable amount, which is the greater of its value in use or fair value less costs to sell. Any impairment loss is immediately recognized in the statements of operations and cannot be reversed (see Note 3h).
b)    Functional and presentation currency
Items included in the financial statements of each of the Atento Group’s entities are measured using the currency of the primary economic environment in which the entities operate (‘the functional currency’). The consolidated financial statements are presented in thousands of U.S. dollars, which is the presentation currency of the Atento Group.
c)    Foreign currency translation
The results and financial position of all Atento Group entities whose functional currency is different from the presentation currency are translated into the presentation currency as follow:
•Statements of financial position assets and liabilities are translated at the exchange rate prevailing at the reporting date.
•Statements of operations items are translated at average exchange rates for the year (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions).
•Hyperinflationary economies: Under IAS 29, the non-monetary assets and liabilities, the equity and the statements of operations of subsidiaries operating in hyperinflationary economies are restated applying a general price index. The financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether they are based on a historical cost approach or a current cost approach, shall be stated in terms of the measuring unit current at the end of the reporting period and translated to U.S. dollar at the closing rate of the period, for the purposes of conversion, applying IAS 21.
•Proceeds and payments shown on the statements of cash flows are translated at the average exchange rates for the period (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case proceeds and payments are translated at the rate on the dates of the transactions). Proceeds and payments for the subsidiary located in Argentina shown on the statements of cash flows are translated at the exchange rates prevailing at the reporting date.
•Retained earnings are translated at historical exchange rates.
•All resulting exchange differences are recognized in other comprehensive income/(loss).
Goodwill and fair value adjustments to net assets arising from the acquisition of a foreign company are considered to be assets and liabilities of the foreign company and are translated at year-end exchange rates. Exchange differences arising are recognized in other comprehensive income/(loss).
d)    Foreign currency transactions
Transactions in foreign currency are translated into the functional currency using the exchange rates prevailing at the date of the transactions or valuation date, in the case of items being remeasured. Foreign exchange gains and losses resulting from the settlement of these transactions and from the translation at reporting date exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statements of operations, except when deferred in other comprehensive income/(loss).
All differences arising on non–trading activities are taken to other operating income/expense in the statements of operations, except of the effective portion of the differences on net investment hedges that are accounted for as an effective hedge against a net investment in a foreign entity. These differences are recognized in other comprehensive income/(loss) (OCI) until the disposal of the net investment, at which time, they are recognized in the statements of operations. Tax charges and credits attributable to exchange differences on those monetary items are also recorded in OCI.
The Company has non–monetary items that are measured at historical cost in a foreign currency in which refers to lease’s agreements. These items are translated using the exchange rates as at the date of recognition.
e)    Segment information
Segment information is presented in accordance with management information reviewed by the Chief Operating Decision Maker (“CODM”). The CODM, responsible for allocating resources and assessing performance of operational segments, has been identified as the Chief Executive Officer (“CEO”) responsible for strategic decisions.
The CODM considers the business from a geographical perspective and analyzes it across three operational segments–EMEA, Americas and Brazil.
f)    Intangible assets
Intangible assets are stated at acquisition cost, less any accumulated amortization and any accumulated impairment losses.
The intangible assets acquired in a business combination are initially measured at their fair value as of the acquisition date.
The useful lives of intangible assets are assessed on a case-by-case basis to be either finite or indefinite. Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful life and assessed for impairment whenever events or changes indicate that their carrying amount may not be recoverable. Intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment. The amortization charge on intangible assets is recognized in the consolidated statements of operations under “Amortization”.
Amortization methods and useful lives are revised annually at the end of each reporting period and, where appropriate, adjusted prospectively.
Customer base
Customer base acquired in a business combination is recognized at fair value at the acquisition date and have finite useful lives and are subsequently carried at cost less accumulated amortization, which has been estimated to be between seven and twelve years. The customer base relates to all agreements, tacit or explicit, entered into between the Atento Group and the former owner of the Atento Group and between the Atento Group and other customers, in relation to the provision of services, and that were acquired as part of the business combinations.
Software
Software is measured at cost (at acquisition or development costs) and amortized on a straight-line basis over its useful life, generally estimated to be between three and five years. Maintenance cost of software is expensed as incurred.
Development costs directly attributable to the design and creation of software that are identifiable and unique, and that may be controlled by the Group, are recognized as an intangible asset providing the following conditions are met:
•It is technically feasible for the intangible asset to be completed so that it will be available for use or sale.
•Management intends to complete the asset for use or sale.
•The Group has the capacity to use or sell the asset.
•It is possible to show evidence of how the intangible asset will generate probable future economic benefits.
•Adequate technical, financial and other resources are available to complete the development and to use or sell the intangible asset.
•The outlay attributable to the intangible asset during its development can be reliably determined.
Directly attributable costs capitalized in the value of the software include the cost of personnel developing the programs.
Costs that do not meet the criteria listed above are recognized as an expense as incurred. An example of this is Software as a Service. The cloud computing is a model for delivering information technology services through web-based tools and applications. (SaaS). In such contracts, the customer generally does not obtain a software license or have a right to take possession of the software. The contract conveys to the customer the right to receive access to the supplier’s application software over the contract term. That right to receive access does not provide the customer with a software asset and, therefore, the access to the software is a service that the customer receives over the contract term.
g)    Property, plant and equipment
Property, plant and equipment are measured at cost, less accumulated depreciation and any impairment losses.
Acquisition costs include, when appropriate, the initial estimates of decommissioning, withdrawal, and site reconditioning costs when the Atento Group is obliged to bear this expenditure as a condition of using the assets. Repairs that do not prolong the useful life of the assets and maintenance costs are recognized directly in the statements of operations. Costs that prolong or improve the life of the asset are capitalized as an increase in the cost of the asset.
Property, plant and equipment acquired in a business combination are initially measured at fair value as of the acquisition date.
The Atento Group assesses the need to write down, if appropriate, the carrying amount of each item of property, plant and equipment to its period-end recoverable amount whenever there are indications that the assets’ carrying amount may not be fully recoverable through the generation of sufficient future revenue. The impairment allowance is reversed if the factors giving rise to the impairment cease to exist.
The depreciation charge for items of property, plant and equipment is recognized in the consolidated statements of operations under “Depreciation”.
Depreciation is calculated on a straight-line basis over the useful life of the asset applying individual rates to each type of asset, which are reviewed at the end of each reporting period.
The useful lives generally used by the Atento Group are as follow:

Years of Useful Life
Buildings	5 - 15
Plant and machinery	3 - 6
Furniture, tools	1 - 10
Other tangible assets	5 - 8
h)    Impairment of noncurrent assets
The Atento Group assesses as of each reporting date whether there is an indicator that a non-current asset may be impaired. If any such indicator exists, or when annual impairment testing for an asset is required (e.g., goodwill), the Atento Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of its fair value less costs to sell or its value in use. In assessing the value in use, the estimated future cash flow is discounted to its present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where the carrying amount of an asset exceeds its recoverable amount, the asset is impaired. In this case, the carrying amount is written down to its recoverable amount, and the resulting loss is recognized in the statements of operations. Future depreciation/amortization charges are adjusted to reflect the asset’s new carrying amount over its remaining useful life. Management analyzes the impairment of each asset individually, except in the case of assets that generate cash flow which are interdependent on those generated by other assets (cash generating units – “CGU”).
The Atento Group bases the calculation of impairment on the business plans of the various cash generating units to which the assets are allocated. These business plans cover five years and is subjected annually for the Board of Directors approval. A long-term growth rate is calculated using a steady growth rate based on the gross domestic product external data available for the products, industries, or country or countries in which the entity operates, or for the market in which the asset is used and applied to project future cash flows after the fifth year.
When there are new events or changes in circumstances that indicate that a previously recognized impairment loss no longer exists or has been decreased, a new estimate of the asset’s recoverable amount is made. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case, the carrying amount of the asset is increased to its recoverable amount. The reversal is limited to the carrying amount that would have been determined if no impairment loss been recognized for the asset in prior years. This reversal is recognized in the statements of operations and the depreciation charge is adjusted in future periods to reflect the asset’s revised carrying amount. Impairment losses relating to goodwill cannot be reversed in future periods.
i)Financial assets and liabilities
Financial assets
Initial recognition and measurement
Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.
The Atento Group has classified all financial assets as amortized cost, except for derivative financial instruments.
All purchases and sales of financial assets are recognized on the statement of financial position on the transaction date, i.e. when the commitment is made to purchase or sell the asset.
A financial asset is fully or partially derecognized from the statement of financial position only when:
1.The rights to receive cash flow from the asset have expired.
2.The Atento Group has assumed an obligation to pay the cash flow received from the asset to a third party or
3.The Atento Group has transferred its rights to receive cash flow from the asset to a third party, thereby substantially transferring all the risks and rewards of the asset.
Financial assets and financial liabilities are offset and presented on a net basis in the statement of financial position when a legally enforceable right exists to offset the amounts recognized and the Atento Group intends to settle the assets and liabilities net or to simultaneously realize the asset and cancel the liability.
Amortized cost financial assets include contractual agreements on future cash flow not listed in active markets and which are not derivatives. They are classified as current assets, except for those maturing more than twelve months after the reporting date, which are classified as non-current assets. Loans and receivables are initially recognized at fair value plus any transaction costs, and are subsequently measured at amortized cost, using the effective interest method. Interest calculated using the effective interest method is recognized under finance income in the statements of operations.
In compliance with IFRS 9 – “Financial Instruments”, the allowance for expected loss on trade receivables accounts was measured through a simplified approach, using historical data, projecting the expected loss over the contractual life, by customer and according to the respective maturity terms. In addition, for certain cases, the Company performs individual analyses to collect the receipt risks.
Trade receivables
Trade receivables are amounts due from customers for the sale of services in the normal course of business. Receivables slated for collection in twelve months or less are classified as current assets; otherwise, the balances are considered non-current assets.
These are financial assets measured initially at fair value and subsequently, at amortized cost and are evaluated by the value of the services provided in accordance with the contractual conditions, net of estimated impairment losses. These include the services provided to customers, which were still not billed at the balance sheet date. In general, cash flow relating to short-term receivables is not discounted.
Cash and cash equivalents
Cash and cash equivalents comprise cash on hand and in banks, demand deposits and other highly liquid investments with an original maturity of three months or less, which are subject to an insignificant risk of changes in value.
Financial liabilities
Loans and Borrowings
Loans and borrowings are initially recorded at the fair value of the consideration received, less any directly attributable transaction costs. After initial recognition, these financial liabilities are measured at amortized cost using the effective interest method. Any difference between the cash received (net of transaction costs) and the repayment value is recognized in the statements of operations over the life of the debt. Loans and borrowings are non-current when the maturity date is longer than twelve months from the reporting date, or when the Atento Group has full discretion to defer settlement for at least another twelve months from that date.
Financial liabilities are derecognized in the statement of financial position when the respective obligation is settled, cancelled or matures.
Trade payables
Trade payables are payment obligations in respect of goods or services received from suppliers in the ordinary course of business. Trade payables falling due in twelve months or less are classified as current liabilities; otherwise, the balances are considered as non-current liabilities.
Recognized fair value measurements
This section explains the judgements and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. To provide an indication about the reliability of the inputs used in determining fair value, company has classified its financial instruments into the three levels prescribed under the accounting standards.

As of December 31, 2022	Notes	Level 1	Level 2	Total
Liabilities
Derivative financial instruments	14	—	127,707	127,707

As of December 31, 2021	Notes	Level 1	Level 2	Total
Assets
Derivative financial instruments	14	—	15,992	15,992

Liabilities
Derivative financial instruments	14	—	55,948	55,948
There were no transfers between levels for recurring fair value measurements during the year.
Below, Company describes an explanation of each level:
Level 1: The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the group is the current bid price. These instruments are included in level 1.
Level 2: The fair value of financial instruments that are not traded in an active market is determined using valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.
j)    Derivative financial instruments and hedging
Derivative financial instruments are initially recognized at their fair values on the date on which the derivative contract is entered into and are subsequently remeasured at their fair value.
Any gains or losses resulting from changes in the fair value of a derivative instrument are recorded in the statements of operations, except for the effective portion of net investment hedges, which is recognized in other comprehensive income/(loss) and later reclassified to profit or loss when the hedge item affects the statements of operations.
At the inception of the derivative instrument contract, the Atento Group documents the relationship between the hedging instruments and the hedged items, as well as the risk management objectives and the strategy for groups of hedges. The Atento Group also documents its assessment, both at the inception of the hedge and throughout the term thereof, of whether the derivatives used are highly effective at offsetting changes in the fair value or cash flow of the hedged items.
A derivative with a positive fair value is recognized as a financial asset whereas a derivative with a negative fair value is recognized as a financial liability. Derivatives are not offset in the financial statements unless the Group has both a legally enforceable right and intention to offset.
For the purpose of hedge accounting the Atento Group designates derivatives as net investment hedges, which gains or losses on the hedging instrument relating to the effective portion of the hedge are recognized in other comprehensive income. Gains or losses relating to the ineffective portion are recognized in the statements of operations. Gains and losses accumulated in equity are included in the statements of operations when the foreign operation is partially disposed of or sold.
k)    Share capital
The ordinary shares of the Company are classified in equity (see Note 19).
Issuance costs directly attributable to the issuance of new shares or options are deducted from the proceeds raised in equity, net of the tax effect.
l)    Treasury shares
Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Atento Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in the share premium.
m)    Provisions
The Company is a party to a number of judicial and administrative proceedings, whose assessments of the likelihood of loss include an analysis of the available evidence, the hierarchy of laws, the available jurisprudence, the most recent court decisions, and their relevance in the legal system, as well as the assessment of external lawyers. The Company classifies the risk of loss in legal proceedings as probable, possible, or remote. The provision recorded in relation to such lawsuits is set by the Company's Management, based on the analysis of its legal counsel, and reasonably reflects the estimated probable losses.
Provisions are recognized when the Atento Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Provisions for restructuring include penalties for the cancellation of leases and other contracts, as well as employee termination payments. Provisions are not recognized for future operating losses.
When the Atento Group is virtually certain that some or all of a provision is to be reimbursed, for example under an insurance contract, a separate asset is recognized in the statement of financial position, and the expense relating to the provision is recorded in the statements of operations, net of the expected reimbursement.
Provisions are measured at the present value of expenditure expected to be required to settle the obligation, using a pre-tax rate that reflects current market assessments of the time value of money and the specific risks inherent to the obligation.
Contingent liabilities represent possible obligations to third parties, and existing obligations that are not recognized, given that it is not likely that an outflow of economic resources will be required in order to settle the obligation or because the amount cannot be reliably estimated. Contingent liabilities are not recognized on the consolidated statement of financial position unless they are recorded as part of a business combination.
For lawsuits of a massive labor nature, represented by high volume lawsuits with similar characteristics and low value, the provision is based on historical information, according to the calculation of the average payment ticket for the last two years, considering the procedural stage in which they occurred, and multiplied by the number of lawsuits in force at each stage process measured at each report date.
n)    Employee benefit
Share-based payments
Atento S.A. has a share-based compensation plan, under which the subsidiaries of Atento S.A. receive services from employees as consideration for the equity instruments of Atento S.A. on a straight-line basis over the vesting period and graded basis over the vesting period – depending on the Shared-based payments. The subsidiaries themselves are not party to any of the contracts; Atento S.A. settles these agreements. The plan offers various instruments (award agreements, stock options, restricted stock units, etc.), but some types of restricted stock units (“RSUs”) have been granted to selected employees, as described in Note 19.
The fair value of the employee services received in exchange for the grant of the RSUs is recognized as an expense in the consolidated financial statements of Atento S.A. The total amount to be expensed is determined with reference to the fair value of the RSUs granted:
•Including any market performance conditions (for example, an entity’s share price);
•Excluding the impact of any service and non-market performance vesting conditions (for example, profitability, sales growth targets and remaining an employee of the entity over a specified time); and
•Including the impact of any non-vesting conditions (for example, the requirement for employees to save or hold shares for a specific period).
At the end of each reporting period, the group revises its estimates of the number of RSUs that are expected to vest based on the non-market vesting conditions and service conditions. It recognizes the impact of the revisions to original estimates, if any, in the Consolidated statements of loss, with a corresponding adjustment to equity.
When the RSUs vest, Atento S.A. issues new shares or buys them back in the market. The proceeds received, net of any directly attributable transaction costs, are credited to share capital (nominal value) and share premium.
The provision for social security contributions on share options is calculated based on the number of options outstanding at the reporting date that are expected to be exercised. The provision is based on the market price of the shares at the reporting date, which is the best estimate of the market price at the date of exercise.
Termination benefits
The Company has a post-employment health care plan to former employees retired by the Company who contributed for at least 10 years are guaranteed the right to remain on the Company's policy for life. These termination benefits are paid to employees when the Atento Group decides to terminate their employment contracts prior to the usual retirement age or when the employee agrees to resign voluntarily in exchange for these benefits. The Atento Group recognizes these benefits as an expense for the year, at the earliest of the following dates: (a) when the Atento Group is no longer able to withdraw the offer for these benefits; or (b) when the Atento Group company recognizes the costs of a restructuring effort as per IAS 37, “Provisions, Contingent Liabilities and Contingent Assets”, and when this restructuring entails the payment of termination benefits. When benefits are offered in order to encourage the voluntary resignation of employees, termination benefits are measured on the basis of the number of employees expected to accept the offer. Benefits to be paid in more than twelve months from the reporting date are discounted to their present value.
o)    Income tax
The income tax expense includes all the expenses and credits arising from the corporate income tax levied on all the Atento Group companies.
Income tax expenses for each period represent the aggregate amounts of current and deferred taxes, if applicable.
Current tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to compute the amounts are those that are enacted at the reporting date in each country in which the Atento Group operates. The Atento Group determines deferred tax assets and liabilities by applying the tax rates that will be effective when the corresponding asset is received or the liability settled, based on tax rates and tax laws that are enacted (or substantively enacted) at the reporting date.
Deferred taxes are calculated on temporary differences arising from differences between the tax basis of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred tax assets also arise from unused tax credits and tax loss carryforwards.
The carrying amounts of deferred income tax assets are reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient future taxable profits will be available to allow all or part of that deferred tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax liabilities associated with investments in subsidiaries and branches are not recognized when the timing of the reversal can be controlled by the parent company, and it is probable that the temporary differences will not reverse in the foreseeable future.
Deferred income tax relating to items directly recognized in equity is also recognized in equity. Deferred tax assets and liabilities resulting from business combinations are added to or deducted from goodwill.
Deferred tax assets and liabilities are offset only if a legally enforceable right exists to offset current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.
IFRIC 23 Uncertainty over Income Tax Treatment
Atento Group reviewed the tax treatment under the terms of IFRIC 23 in all subsidiaries and as at the reporting date, the Group did not identify any material impact on the financial statements.
Atento Group implemented a process for periodically review the income tax treatments consistent under IFRIC 23 requirements across the Group.
p)    Revenue from Contracts with Customers
The Atento Group principally generates revenue under contracts with customers for the provision of customer relationship management and business process (“CRM BPO”) services. Revenue from CRM BPO services is recognized over time as rendered, considering that the customer simultaneously receives and consumes the benefits as the Company satisfies its performance obligation, and at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services.
The contracts typically require the Atento Group to deliver CRM BPO services on behalf of customers such as responding to customer inquiries, completing back-office processes and providing technical support over channels such as voice, SMS, email, chats and social media. Atento’s contracts contain a series of distinct services which are provided over a period, are substantially the same and have the same pattern of transfer to the customer, so the Company considers these as a single performance obligation. Average days sales outstanding (“DSO”) was 74 days for 2022 (70 days for 2021) and the average payment term was 30 days after invoicing. The Company recognizes revenue on an accrual basis during the period in which services are rendered, and for services delivered and not yet invoiced the Company recognizes unbilled revenue and trade receivables based on pricing contractually agreed by its customers and volume of services rendered.
Atento’s contracts generally contain service level agreements (SLAs), which are a form of Key Performance Indicators (KPI) of service performance such as average time to answer calls, the average call length, customer satisfaction scores, quality scores and customer churn rate.
(i)Variable component
The variable component in contracts consists of bonus and penalties triggered by the achievement or breach of these agreed KPIs of service performance that have not been confirmed with the customer or that will be based on performance over periods in the future. Management estimates the amount of variable consideration by using the most likely amount method and recognizes variable consideration as revenue only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The Company applies this method consistently throughout the contract when estimating the effect of an uncertainty on the amount of variable consideration to which it will be entitled.
Management estimates variable consideration using actual data available to the Company at the time of monthly closing as well as the historical levels of achievement of the KPIs. For example, the application of performance bonuses or penalties based on average time to answer calls, average call length, customer satisfaction and quality scores are estimated based on data from the Company’s and customer’s systems about performance for these measures, while the application of performance bonuses or penalties based on end-customer churn rate, when applicable for specific contracts, are estimated based on available data from the Company’s and customer’s systems for these measures to the extent available and otherwise based on average historical achievement levels because the uncertainty for customer churn rate is resolved over a several months. The Company generally bills its customers monthly based on the actual consideration to which it is entitled for. As such, estimated revenue is recognized only for the last month of the reporting period. The Company performs controls to assess and identify any material differences between the estimated amounts and actual amounts which historically have been immaterial.
Some of Atento Group’s contracts include minimum monthly volume and minimum annual revenue commitments that require the customer to compensate the Group for a percentage of volumes and revenue shortfalls defined in the contracts. The variable component is estimated based on the forecasts of volume and revenue agreed with customers at inception of the contract and reviewed periodically, as well as the actual data available to the company used to determine if the Group should recognize revenue for a contract during the reporting period at either the minimum amount or based on price and volume.
(ii)Fixed component
For most of the contracts that include a fixed component to determine the amount of consideration the Group expects to be entitled, revenue is recognized based on the actual service provided at the end of the reporting period, because the customer receives and uses the benefits simultaneously based on the infrastructure made available to the customer. This could be determined based on the actual labor hours previously agreed with the customer or based on the number of workstations made available.
The Company undertakes activities in anticipation of winning a contract and during the proposal phase of bidding for a contract in order to properly customize the Company’s offering to the potential customer’s needs. The performance of those tasks does not transfer a service to the customer as performed and are not charged to the customer nor recovered, therefore, those activities are not a performance obligation and are recognized as an expense when incurred.
q)    Interest income and expenses
Interest expenses directly attributable to the construction of any qualified asset are capitalized during the time necessary to complete the asset and prepare it for the intended use. All other interest expenses are expensed as incurred.
Interest income is recognized using the effective interest method. When a loan or a receivable has been impaired, the carrying amount is reduced to the recoverable amount, discounting the estimated future cash flow at the instrument’s original effective interest rate and recognizing the discount as a decrease in interest income. Interest income on receivable is recognized when the cash is collected.
r)    Lease (as Lessee)
The Atento Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Atento Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.
(i)Right-of-use assets
The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.
(ii)Lease liabilities
At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees.
In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.
(iii)Short-term leases and leases of low-value assets
The Group applies the short-term lease recognition exemption to its short-term leases of machinery (i.e., those leases that have a lease term of twelve months or less from the commencement date). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are low value. Lease payments on short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.
s)    Critical accounting estimates
The preparation of consolidated financial statements under IFRS as issued by the IASB requires the use of certain assumptions and estimates that affect the carrying amount of assets and liabilities within the next financial year.
Some of the accounting policies applied in preparing the accompanying consolidated financial statements required Management to apply significant judgments in order to select the most appropriate assumptions for determining these estimates. These assumptions and estimates are based on Management experience, the advice of consultants and experts, forecasts and other circumstances and expectations. Management’s evaluation considers the global economic situation in the sector in which the Atento Group operates, as well as the future outlook for the business. By virtue of their nature, these judgments are inherently subject to uncertainty. Consequently, actual results could differ substantially from the estimates and assumptions used. Should this occur, the values of the related assets and liabilities would be adjusted accordingly.
Although these estimates were made based on the best information available at each reporting date on the events analyzed, events that take place in the future might make it necessary to change these estimates in coming years. Changes in accounting estimates would be applied prospectively in accordance with the requirements of IAS 8, “Accounting Policies, Changes in Accounting Estimates and Errors”, recognizing the effects of the changes in estimates in the related consolidated statements of operations.
An explanation of the estimates and judgments that entail a significant risk of leading to a material adjustment in the carrying amounts of assets and liabilities is as follow:
Impairment of goodwill
The Atento Group tests goodwill for impairment annually, in accordance with the accounting policies described in Note 3h. Goodwill is subject to impairment testing as part of the cash-generating unit to which it has been allocated. The recoverable amounts of cash-generating units defined in order to identify potential impairment in goodwill are determined on the basis of value in use, applying five-year financial forecasts based on the Atento Group’s strategic plans, approved and reviewed by Management. These calculations entail the use of assumptions and estimates, and require a significant degree of judgment. The main variables considered in the sensitivity analyses are growth rates, discount rates using the Weighted Average Cost of Capital (“WACC”) and the key business variables.
Deferred taxes
The Atento Group assesses the recoverability of deferred tax assets based on estimates of future earnings. The ability to recover these deferred amounts depends ultimately on the Atento Group’s ability to generate taxable earnings over the period in which the deferred tax assets remain deductible. This analysis is based on the estimated timing of the reversal of deferred tax liabilities, as well as estimates of taxable earnings, which are sourced from internal projections.
The appropriate classification of tax assets and liabilities depends on a series of factors, including estimates as to the timing and realization of deferred tax assets and the projected tax payment schedule. Actual income tax receipts and payments could differ from the estimates made by the Atento Group as a result of changes in tax legislation or unforeseen transactions that could affect the tax balances (see Note 20).
The Atento Group has recognized deferred tax assets corresponding to losses carried forward since, based on internal projections, it is probable that it will generate future taxable profits against which they may be utilized.
The carrying amount of deferred income tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of that deferred tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Provisions
Provisions are recognized when the Atento Group has a present obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. This obligation may be legal or constructive, deriving from, regulations, contracts, customary practice, or public commitments that would lead third parties to reasonably expect that the Atento Group will assume certain responsibilities. The amount of the provision is determined based on the best estimate of the outflow of resources embodying economic benefit that will be required to settle the obligation, considering all available information as of the reporting date, including the opinions of independent experts such as legal counsel or consultants.
The Company classifies the risk of loss in legal proceedings as probable, possible, or remote. If the Company has lawsuits whose values are not known or reasonably estimated, but the likelihood of loss is probable, these will not be recorded, but their nature will be disclosed as well the lawsuits classified as possible.
Given the uncertainties inherent in the estimates used to determine the amount of provisions, actual outflows of resources may differ from the amounts recognized originally on the basis of these estimates (see Note 21).
Fair value of derivatives
The Atento Group uses derivative financial instruments to mitigate risks, primarily derived from possible fluctuations in exchange rates. Derivatives are recognized at the inception of the contract at fair value.
The fair values of derivative financial instruments are calculated based on observable market data available, either in terms of market prices or through the application of valuation techniques. The valuation techniques used to calculate the fair value of derivative financial instruments include the discounting of future cash flow associated with the instruments, applying assumptions based on market conditions at the valuation date or using prices established for similar instruments, among others. These estimates are based on available market information and appropriate valuation techniques. The fair values calculated could differ significantly if other market assumptions and/or estimation techniques were applied.
The details of Atento Group subsidiaries at December 31, 2020, 2021 and 2022 are as follow:

			% Interest
Name	Registered address	Line of business	2020	2021	2022	Holding company
Atento Luxco Midco, S.à.r.l.	Luxembourg	Holding company	100	100	100	Atento S.A.
Atento Luxco 1 S.A.	Luxembourg	Holding company	100	100	100	Atento Luxco Midco, S.a.r.l
Atalaya Luxco 2. S.à.r.l.	Luxembourg	Holding company	100	100	100	Atento Luxco 1. S.A.
Atento Argentina. S.A	Buenos Aires (Argentina)	Operation of call centers	12.99	12.99	4.45	Atalaya Luxco 2. S.a.r.l.
			87.01	87.01	78.28	Atento Luxco 1. S.A.
			—	—	17.27	Teleatento del Perú,S.A.C
Atento Estrategias de Transformación, S.L.U. (former Global Rossolimo. S.L.U)	Madrid (Spain)	Holding company	100	100	100	Atento Spain Holdco. S.L.U.
Atento Spain Holdco. S.L.U	Madrid (Spain)	Holding company	100	100	100	Atento Luxco 1. S.A.
Atento Spain Holdco 6. S.L.U	Madrid (Spain)	Holding company	100	100	100	Atento Spain Holdco. S.L.U.
Atento Spain Holdco 2. S.A.U	Madrid (Spain)	Holding company	100	100	100	Atento Spain Holdco 6. S.L.U.
Atento Teleservicios España. S.A.U	Madrid (Spain)	Operation of call centers	100	100	100	Atento Spain Holdco 2. S.A.U.
Atento Servicios Técnicos y Consultoría S.A.U	Madrid (Spain)	Execution of technological projects and services, and consultancy services	100	100	100	Atento Teleservicios España S.A.U.
Atento Impulsa. S.A.U	Barcelona (Spain)	Management of specialized employment centers for disabled workers	100	100	100	Atento Teleservicios España S.A.U.
Atento Servicios Auxiliares de Contact Center. S.A.U	Madrid (Spain)	Execution of technological projects and services, and consultancy services	100	100	100	Atento Teleservicios España. S.A.U.
Atento B V	Amsterdam (Netherlands)	Holding company	100	100	100	Atento Spain Holdco 2. S.A.U.
Teleatento del Perú. S.A.C	Lima (Peru)	Operation of call centers	83.3333	83.3333	83.3333	Atento B.V.
			16.6667	16.6667	16.6667	Atento Holding Chile. S.A.
Woknal. S.A.	Montevideo (Uruguay)	Operation of call centers	100	100	100	Atento B.V.
Atento Colombia. S.A.	Bogotá DC (Colombia)	Operation of call centers	94.97871	94.97871	94.97871	Atento B.V.
			0.00424	0.00424	0.00424	Atento Servicios Auxiliares de Contact Center. S.L.U.
			0.00854	0.00854	0.00854	Atento Servicios Técnicos y Consultoría. S.L.U.
			5.00427	5.00427	5.00427	Atento Teleservicios España. S.A.U.
			0.00424	0.00424	0.00424	Teleatento del Perú SAC.
Atento Holding Chile. S.A.	Santiago de Chile (Chile)	Holding company	99.9999	99.9999	99.9999	Atento B.V.
			0.0001	0.0001	0.0001	Atento Spain Holdco 2
Atento Chile. S.A.	Santiago de Chile (Chile)	Operation of call centers	99.99	99.99	99.99	Atento Holding Chile. S.A.
			0.01	0.01	0.01	Atento B.V.
Atento Educación Limitada	Santiago de Chile (Chile)	Operation of call centers	99	99	99	Atento Chile. S.A.
			1	1	1	Atento Holding Chile. S.A.
Atento Centro de Formación Técnica Limitada	Santiago de Chile (Chile)	Operation of call centers	99	99	99	Atento Chile. S.A.
			1	1	1	Atento Holding Chile. S.A.
Atento Spain Holdco 4. S.A.U	Madrid (Spain)	Holding company	100	100	100	Atento Spain Holdco. S.L.U.
Atento Brasil. S.A	São Paulo (Brazil)	Operation of call centers	99.999	99.999	99.999	Atento Spain Holdco 4. S.A.U.
			0.001	0.001	0.001	Atento Spain Holdco. S.L.U.
R Brasil Soluções S.A.	São Paulo (Brazil)	Operation of call centers	100	100	100	Atento Brasil. S.A.
Atento Spain Holdco 5. S.L.U	Madrid (Spain)	Holding company	100	100	100	Atento Spain Holdco. S.L.U.
Atento Mexico Holdco S. de R.L. de C.V.	Mexico	Holding company	99.966	99.966	99.966	Atento Spain Holdco 5. S.L.U.
			0.004	0.004	0.004	Atento Spain Holdco. S.L.U.
Atento Puerto Rico. Inc.	Guaynabo (Puerto Rico)	Operation of call centers	100	100	100	Atento Mexico Holdco S. de R.L. de C.V.
Contact US Teleservices Inc.	Houston, Texas (USA)	Operation of call centers	100	100	100	Atento Mexico Holdco S. de R.L. de C.V.

			% Interest
Name	Registered address	Line of business	2020	2021	2022	Holding company
Atento Panamá. S.A.	Panama City	Operation of call centers	100	100	100	Atento Mexico Holdco S. de R.L. de C.V.
Atento Atención y Servicios. S.A. de C.V.	Mexico City (Mexico)	Administrative, professional and consultancy services	99.998	99.998	99.998	Atento Mexico Holdco S. de R.L. de C.V.
			0.002	0.002	0.002	Atento Servicios. S.A. de C.V.
Atento Servicios. S.A. de C.V.	Mexico City (Mexico)	Sale of goods and services	99.998	99.998	99.998	Atento Mexico Holdco S. de R.L. de C.V.
			0.002	0.002	0.002	Atento Atención y Servicios. S.A. de C.V.
Atento Centroamérica. S.A.	Guatemala (Guatemala)	Holding company	99.9999	99.9999	99.9999	Atento Mexico Holdco S. de R.L. de C.V.
			0.0001	0.0001	0.0001	Atento El Salvador S.A. de C.V.
Atento de Guatemala. S.A.	Guatemala (Guatemala)	Operation of call centers	99.99999	99.99999	99.99999	Atento Centroamérica. S.A.
			0.00001	0.00001	0.00001	Atento El Salvador S.A. de C.V.
Atento El Salvador. S.A. de C.V.	City of San Salvador (El Salvador)	Operation of call centers	7.4054	7.4054	7.4054	Atento Centroamerica. S.A.
			92.5946	92.5946	92.5946	Atento de Guatemala. S.A.
Atento Nicaragua S.A. (*)	Nicaragua	Operation of call centers	4.35	4.35	4.35	Atento Centroamerica. S.A.
			95.65	95.65	95.65	Atento Mexico Holdco S. de R.L. de C.V.
Atento Costa Rica S.A.	Costa Rica	Operation of call centers	99.999	99.999	99.999	Atento Mexico Holdco S. de R.L. de C.V.
			0.0001	0.0001	0.0001	Atento Centroamerica. S.A.
Interservicer - Serviços de BPO Ltda	São Paulo (Brazil)	Operation of call centers	100	100	100	Nova Interfile Holding Ltda.
Interfile Serviços de BPO Ltda.	São Paulo (Brazil)	Operation of call centers	50.00002	50.00002	50.00002	Nova Interfile Holding Ltda.
			49.99998	49.99998	49.99998	Interfile Holding Ltda.
Nova Interfile Holding Ltda.	São Paulo (Brazil)	Holding company	100	100	100	Atento Brasil. S.A.
Interservicer - Serviços em Crédito Imobiliário Ltda.	São Paulo (Brazil)	Operation of call centers	50.00011	50.00011	50.00011	Nova Interfile Holding Ltda.
			49.99989	49.99989	49.99989	Interfile Holding Ltda.
(*) Atento Nicaragua S.A. is currently under liquidating process to be completed in 2023.
As of December 31, 2020, 2021 and 2022, none of the Group’s subsidiaries is listed on a stock exchange, except for Atento Luxco 1 S.A., which has debt securities listed in Singapore from Wednesday, 23 June 2021 and has delisted in Tise International Stock Exchange (TISE) in Guernsey since 30 June 2021. All subsidiaries use year-end December 31 as their reporting date.
u)    New and amended standards adopted by the Group
The Atento group has applied the following amendments for the first time for their annual reporting period commencing 1 January 2022:
▪Property, Plant and Equipment: Proceeds before intended use – Amendments to IAS 16
▪Reference to the Conceptual Framework – Amendments to IFRS 3
▪Onerous Contracts – Cost of Fulfilling a Contract Amendments to IAS 37
▪Annual Improvements to IFRS Standards 2018–2020
The amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.
v)    Standards issued but not yet effective
Certain new accounting standards, amendments to accounting standards and interpretations have been published that are not mandatory for 31 December 2022 reporting periods and have not been early adopted by the Group. These standards, amendments or interpretations are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions:
▪IFRS 17 Insurance Contracts
▪Classification of Liabilities as Current or Non-current – Amendments to IAS 1
▪Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2
▪Definition of Accounting Estimates – Amendments to IAS 8
▪Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12
▪Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)
▪Non-current Liabilities with Covenants (Amendments to IAS 1)
For the amendments listed above are not expected to significantly affect future periods.